INVENTORIES (Details) - USD ($)	Sep. 30, 2018	Mar. 31, 2018	Mar. 31, 2017
Inventory [Line Items]
Raw materials	$ 87,006	$ 237,443	$ 119,985
Work in Progress		0	108,264
Finished goods	105,620	0
Inventory, Net	$ 192,626	$ 237,443	$ 228,249